Severance and Restructuring Charges - Schedule of Expenses, Cash Flows, and Liabilities Associated with Restructuring Actions (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Expense (Benefit) associated with restructuring actions	$ 56,884,000			$ (256,000)	$ 6,712,000
Cash flow associated with restructuring actions	2,190,000	$ 410,000	$ 94,000	1,225,000	4,473,000
Liabilities associated with restructuring actions	13,360,000		1,581,000	758,000
Restructuring Charges [Member]
Restructuring Cost And Reserve [Line Items]
Expense (Benefit) associated with restructuring actions	57,423,000
Cash flow associated with restructuring actions	2,190,000
Liabilities associated with restructuring actions	12,318,000
Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
Expense (Benefit) associated with restructuring actions			0
Fourth Quarter 2015 Action Workforce Reduction [Member] | Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
Expense (Benefit) associated with restructuring actions	(539,000)			(700,000)	11,863,000
Cash flow associated with restructuring actions		316,000	507,000	8,954,000	785,000
Liabilities associated with restructuring actions	378,000		917,000	1,424,000
First Quarter 2015 Actions Workforce Reduction [Member] | Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
Expense (Benefit) associated with restructuring actions				(510,000)	5,467,000
Cash flow associated with restructuring actions		$ 94,000	94,000	539,000	3,660,000
Liabilities associated with restructuring actions	664,000		664,000	758,000
First Quarter 2015 Actions Facility Closure [Member] | Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
Expense (Benefit) associated with restructuring actions				254,000	1,245,000
Cash flow associated with restructuring actions				$ 686,000	$ 813,000
2015 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Liabilities associated with restructuring actions			$ 664,000
2018 Actions Product Assortment Refinement [Member] | Cost of Goods Sold [Member]
Restructuring Cost And Reserve [Line Items]
Expense (Benefit) associated with restructuring actions	42,823,000
2018 Actions Workforce Reduction [Member] | Restructuring Charges [Member]
Restructuring Cost And Reserve [Line Items]
Expense (Benefit) associated with restructuring actions	11,588,000
Cash flow associated with restructuring actions	673,000
Liabilities associated with restructuring actions	10,915,000
2018 Actions Facility Closure [Member] | Restructuring Charges [Member]
Restructuring Cost And Reserve [Line Items]
Expense (Benefit) associated with restructuring actions	3,012,000
Cash flow associated with restructuring actions	1,517,000
Liabilities associated with restructuring actions	$ 1,403,000